T. ROWE PRICE Equity Income Portfolio
March 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.6%
COMMUNICATION
SERVICES  6.5%
Diversified Telecommunication
Services  0.4%
Comcast, Class A  103,350 2,967
2,967
Entertainment  0.9%
Walt Disney  75,457 7,273
7,273
Interactive Media & Services  3.6%
Alphabet, Class A  50,352 14,479
Alphabet, Class C  40,203 11,533
Meta Platforms, Class A  6,531 3,736
29,748
Media  0.8%
News, Class A  252,757 6,301
Versant Media Group (1) 4,375 162
6,463
Wireless Telecommunication
Services  0.8%
T-Mobile U.S.  30,555 6,417
6,417
Total Communication Services 52,868
CONSUMER
DISCRETIONARY  3.5%
Broadline Retail  1.3%
Amazon.com (1) 52,110 10,853
10,853
Hotels, Restaurants &
Leisure  1.0%
Las Vegas Sands  159,638 8,601
8,601
Leisure Products  0.3%
Mattel (1) 152,620 2,218
2,218
Specialty Retail  0.9%
Home Depot  23,272 7,654
7,654
Total Consumer Discretionary 29,326
CONSUMER STAPLES  7.0%
Consumer Staples Distribution &
Retail  0.6%
Walmart  42,541 5,287
5,287
Food Products  0.9%
Conagra Brands  68,528 1,077
Tyson Foods, Class A  99,888 6,400
7,477
Shares $ Value
(Cost and value in $000s)
‡
Household Products  3.6%
Colgate-Palmolive  145,156 12,372
Kimberly-Clark  56,904 5,489
Procter & Gamble  81,721 11,804
29,665
Personal Care Products  0.7%
Kenvue  348,601 6,010
6,010
Tobacco  1.2%
Philip Morris International  57,706 9,541
9,541
Total Consumer Staples 57,980
ENERGY  10.9%
Energy Equipment &
Services  0.6%
SLB  90,174 4,634
4,634
Oil, Gas & Consumable
Fuels  10.3%
Chevron  44,522 9,212
ConocoPhillips  119,422 15,764
EOG Resources  49,536 7,161
EQT  45,351 2,886
Expand Energy  57,642 6,328
Exxon Mobil  77,265 13,109
Kinder Morgan  37,217 1,248
Phillips 66  6,120 1,115
South Bow (CAD)  68,200 2,269
TC Energy  51,578 3,229
TotalEnergies (EUR)  175,094 16,069
TotalEnergies  25,612 2,330
Williams  52,548 3,824
84,544
Total Energy 89,178
FINANCIALS  20.4%
Banks  9.1%
Bank of America  221,901 10,818
Citigroup  126,238 14,316
Fifth Third Bancorp  197,889 9,194
Huntington Bancshares  518,134 8,109
JPMorgan Chase  48,207 14,180
U.S. Bancorp  213,703 11,115
Wells Fargo  91,046 7,248
74,980
Capital Markets  2.5%
Charles Schwab  161,815 15,207
Morgan Stanley  9,708 1,598
State Street  27,939 3,536
20,341

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance  0.2%
Capital One Financial  8,010 1,461
1,461
Financial Services  1.8%
Apollo Global Management  14,597 1,626
Corebridge Financial  54,751 1,306
Equitable Holdings  227,054 8,426
Fiserv (1) 46,220 2,579
Global Payments  9,784 659
14,596
Insurance  6.8%
Allstate  31,437 6,518
American International Group  127,316 9,581
Chubb  38,128 12,427
Hartford Insurance Group  9,529 1,289
Loews  100,745 10,753
MetLife  223,404 15,799
56,367
Total Financials 167,745
HEALTH CARE  12.8%
Biotechnology  0.3%
Biogen (1) 12,835 2,353
2,353
Health Care Equipment &
Supplies  3.1%
Becton Dickinson & Company  66,415 10,442
Medtronic  72,977 6,324
Zimmer Biomet Holdings  94,600 8,554
25,320
Health Care Providers &
Services  3.9%
Cigna Group  25,019 6,674
CVS Health  136,958 9,836
Elevance Health  34,521 10,106
UnitedHealth Group  20,782 5,624
32,240
Life Sciences Tools &
Services  0.9%
Thermo Fisher Scientific  8,632 4,243
Waters (1) 9,832 2,928
7,171
Pharmaceuticals  4.6%
AstraZeneca  34,316 6,768
Bristol-Myers Squibb  85,936 5,212
Johnson & Johnson  18,903 4,621
Merck  71,392 8,588
Novo Nordisk, ADR  72,533 2,666
Sanofi (EUR)  13,902 1,342
Sanofi, ADR  13,537 652
Viatris  601,741 8,129
37,978
Total Health Care 105,062
Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES  14.0%
Aerospace & Defense  4.0%
Boeing (1) 47,821 9,518
General Electric  28,291 8,028
L3Harris Technologies  36,360 12,549
StandardAero (1) 103,474 2,673
32,768
Air Freight & Logistics  0.8%
United Parcel Service, Class B  69,041 6,792
6,792
Electrical Equipment  0.7%
Rockwell Automation  15,399 5,526
5,526
Ground Transportation  2.1%
CSX  256,994 10,550
Norfolk Southern  5,558 1,595
Union Pacific  20,579 4,993
17,138
Industrial Conglomerates  1.4%
3M  12,793 1,858
Siemens (EUR)  39,793 9,695
11,553
Machinery  3.7%
AGCO  44,062 5,105
Dover  12,307 2,565
Fortive  177,831 9,831
Middleby (1) 18,450 2,446
Stanley Black & Decker  143,609 10,205
30,152
Passenger Airlines  0.9%
Southwest Airlines  195,008 7,326
7,326
Professional Services  0.4%
Booz Allen Hamilton Holding  46,292 3,612
3,612
Total Industrials & Business Services 114,867
INFORMATION
TECHNOLOGY  10.3%
Communications Equipment  0.5%
Cisco Systems  51,264 3,978
3,978
Electronic Equipment,
Instruments & Components  0.7%
Ralliant  82,223 3,420
TE Connectivity  4,236 885
Teledyne Technologies (1) 2,155 1,304
5,609

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
IT Services  0.2%
Accenture, Class A  9,802 1,944
1,944
Semiconductors & Semiconductor
Equipment  5.2%
Advanced Micro Devices (1) 31,528 6,414
Applied Materials  29,468 10,072
Intel (1) 131,608 5,808
QUALCOMM  95,586 12,310
Texas Instruments  41,663 8,088
42,692
Software  1.7%
Microsoft  20,936 7,750
Salesforce  33,697 6,290
14,040
Technology Hardware, Storage &
Peripherals  2.0%
Samsung Electronics (KRW)  139,679 16,337
16,337
Total Information Technology 84,600
MATERIALS  3.7%
Chemicals  1.7%
CF Industries Holdings  105,194 13,658
13,658
Containers & Packaging  1.5%
Avery Dennison  14,157 2,445
International Paper  270,934 9,672
12,117
Paper & Forest Products  0.5%
West Fraser Timber  69,778 4,556
4,556
Total Materials 30,331
REAL ESTATE  3.2%
Industrial Real Estate Investment
Trusts  0.5%
Rexford Industrial Realty, REIT  136,544 4,469
4,469
Residential Real Estate
Investment Trusts  1.3%
Equity Residential, REIT  151,039 8,934
Sun Communities, REIT  13,453 1,695
10,629
Specialized Real Estate
Investment Trusts  1.4%
CubeSmart, REIT  5,623 206
Public Storage, REIT  3,500 948
Rayonier, REIT  332,909 6,865
Weyerhaeuser, REIT  146,206 3,572
11,591
Total Real Estate 26,689
Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  6.3%
Electric Utilities  4.3%
Alliant Energy  105,409 7,564
NextEra Energy  78,305 7,273
Southern  186,995 18,049
Xcel Energy  28,240 2,243
35,129
Multi-Utilities  2.0%
Ameren  80,347 8,832
Sempra  82,983 8,063
16,895
Total Utilities 52,024
Total Common Stocks (Cost
$567,936) 810,670
CONVERTIBLE PREFERRED STOCKS  0.7%
INDUSTRIALS & BUSINESS
SERVICES  0.4%
Aerospace & Defense  0.4%
Boeing, 6.00%, 10/15/27  57,538 3,733
Total Industrials & Business Services 3,733
UTILITIES  0.3%
Electric Utilities  0.3%
Southern, Series A, 7.13%, 12/15/28  41,685 2,143
Total Utilities 2,143
Total Convertible Preferred Stocks
(Cost $4,970) 5,876
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve
Fund, 3.71% (2)(3) 5,641,239 5,641
Total Short-Term Investments
(Cost $5,641) 5,641
Total Investments in
Securities  100.0%
(Cost $578,547) $ 822,187
Other Assets Less Liabilities 0.0% 401
Net Assets 100.0% $ 822,588

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ — # $ — $ 58 +
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 8,407 ¤ ¤ $ 5,641 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $58 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,641.

T. Rowe Price Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Equity Income Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Equity Income Portfolio

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E300-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 764,958 $ 45,712 $ — $ 810,670
Convertible Preferred Stocks 5,876 — — 5,876
Short-Term Investments 5,641 — — 5,641
Total $ 776,475 $ 45,712 $ — $ 822,187